Note 20 - Concentrations in Sales to Few Customers (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risks, Types, No Concentration Percentage [Abstract]
Entity wide revenue major customer percentage	91.00%	84.00%
Entity wide accounts receivable major customer percentage		10.00%